Operating Revenue by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Revenue by Geographic Location
Revenues	$ 993,344	$ 689,505	$ 461,594
Australia-Asia
Operating Revenue by Geographic Location
Revenues	482,769	323,172	203,991
Europe
Operating Revenue by Geographic Location
Revenues	507,293	338,124	242,704
America
Operating Revenue by Geographic Location
Revenues	$ 3,282	$ 28,209	$ 14,899